CASH AND CASH EQUIVALENTS - Textual (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of cash and cash equivalents [line items]
Cash reserves	$ 8,251,154	$ 8,964,594
Covipacifico [member] | Colombia, Pesos
Disclosure of cash and cash equivalents [line items]
Cash flows from (used in) decrease (increase) in restricted cash and cash equivalents	894,394	736,884
Covioriente [member] | Colombia, Pesos
Disclosure of cash and cash equivalents [line items]
Cash flows from (used in) decrease (increase) in restricted cash and cash equivalents	285,520	261,665
Covimar [member] | Colombia, Pesos
Disclosure of cash and cash equivalents [line items]
Cash flows from (used in) decrease (increase) in restricted cash and cash equivalents	$ 288,918	$ 221,854